RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In November 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers which requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree (rather than having such amounts recognized by the acquirer at fair value in acquisition accounting. The adoption of ASU 2021-08 had no material impact on our consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2023:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.	January 1, 2024	No material impact expected as a result of the adoption of this ASU.
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid.
		January 1, 2025	No material impact expected as a result of the adoption of this ASU.
ASU 2023-07 Segmental Reporting (Topic 280): Improvements to Reportable Segmental Disclosures	The amendments enhance segmental reporting through expanding the breadth and frequency of segment disclosures.	January 1, 2025	No material impact on disclosures expected as a result of the adoption of this ASU.
ASU 2023-01 Leases (Topic 842): Common Control Arrangements
The amendments require all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group. At the end of the lease, a lessee is required to account for the leasehold improvements as a transfer of assets between entities under common control, meaning they would adjust equity (or net assets for not-for-profit entities)
		January 1, 2024	No material impact expected as a result of the adoption of this ASU.